Equity Compensation Plan (Tables)	12 Months Ended
Dec. 31, 2022
Equity Compensation Plan Arrangement [Abstract]
Summary of Company's Non-Vested Restricted Shares	A summary of the status of
the Company’s non-vested restricted
shares as of December 31, 2022, is presented below:

	Number of restricted shares	Weighted average grant date fair value per non-vested share
Non-vested, January 1, 2021	—	—
Granted	2,857,142	0.35
Non-vested, December 31, 2022	2,857,142	0.35